Summary of Significant Accounting Policies - Property, Plant, and Equipment Useful Lives (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Internal use software | Minimum
Property, Plant and Equipment [Line Items]
Assets under finance lease, estimated useful life	3 years	3 years
Internal use software | Maximum
Property, Plant and Equipment [Line Items]
Assets under finance lease, estimated useful life	minus 7 years	minus 7 years
Purchased software
Property, Plant and Equipment [Line Items]
Useful lives of assets	3 years	3 years
Office, furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Assets under finance lease, estimated useful life	7 years	7 years
Office, furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Assets under finance lease, estimated useful life	minus 10 years	minus 10 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful lives of assets	7 years	7 years
Other computer and network equipment
Property, Plant and Equipment [Line Items]
Useful lives of assets	3 years	3 years
Assets under finance lease | Minimum
Property, Plant and Equipment [Line Items]
Assets under finance lease, estimated useful life	2 years	2 years
Assets under finance lease | Maximum
Property, Plant and Equipment [Line Items]
Assets under finance lease, estimated useful life	minus 5 years	minus 5 years